FINANCIAL INSTRUMENTS - Contingent Consideration (Details) - USD ($) $ in Thousands			12 Months Ended
	Oct. 16, 2020	Feb. 18, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 11, 2019	Aug. 01, 2019
Disclosure of contingent liabilities in business combination [line items]
Other financial liabilities			$ 80,483
Other financial liabilities			74,376	$ 1,617
Financial liabilities			252,234
Other financial liabilities			19,822	8,937
Contingent consideration
Disclosure of contingent liabilities in business combination [line items]
Other financial liabilities			73,639	1,617
(Loss) gain on remeasurement of contingent consideration			(2,431)	(85)	$ 6,700
Other financial liabilities			19,729	8,937
Clarice
Disclosure of contingent liabilities in business combination [line items]
Other financial liabilities				1,316
Clarice | Contingent consideration
Disclosure of contingent liabilities in business combination [line items]
Other financial liabilities			0	0
Financial liabilities				1,310
(Loss) gain on remeasurement of contingent consideration			0	(3)	0
Other financial liabilities			0	1,580
Clarice | Minimum
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect, contingent liabilities in business combination				439
Clarice | Maximum
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect, contingent liabilities in business combination				1,316
Ratio
Disclosure of contingent liabilities in business combination [line items]
Other financial liabilities				750
Payment for contingent consideration		$ 903
Ratio | Contingent consideration
Disclosure of contingent liabilities in business combination [line items]
Other financial liabilities			0	0
Financial liabilities				903
(Loss) gain on remeasurement of contingent consideration			0	(62)	(654)
Other financial liabilities			0	903
Ratio | Minimum
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect, contingent liabilities in business combination				525
PointSource
Disclosure of contingent liabilities in business combination [line items]
(Loss) gain on remeasurement of contingent consideration					5,506
PointSource | Contingent consideration
Disclosure of contingent liabilities in business combination [line items]
Other financial liabilities			0	0
Financial liabilities				1,086
(Loss) gain on remeasurement of contingent consideration			0	(16)	5,506
Other financial liabilities			0	1,086
Avanxo S.A.
Disclosure of contingent liabilities in business combination [line items]
Other financial liabilities			1,159	2,318
Other financial liabilities			1,145	2,249
Avanxo S.A. | Contingent consideration
Disclosure of contingent liabilities in business combination [line items]
(Loss) gain on remeasurement of contingent consideration			0	(4)	0
Avanxo S.A. | Minimum
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect, contingent liabilities in business combination			185
Avanxo S.A. | Maximum
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect, contingent liabilities in business combination			370
Belatrix
Disclosure of contingent liabilities in business combination [line items]
Other financial liabilities				4,097			$ 2,091
Other financial liabilities				4,221
Payment for contingent consideration	$ 7,795
Belatrix | Contingent consideration
Disclosure of contingent liabilities in business combination [line items]
Other financial liabilities			0	0
(Loss) gain on remeasurement of contingent consideration			(3,633)	0	0
Other financial liabilities			0	4,221
Belatrix | Minimum
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect, contingent liabilities in business combination			4,192
Belatrix | Maximum
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect, contingent liabilities in business combination			4,097
BI Live
Disclosure of contingent liabilities in business combination [line items]
Other financial liabilities			423	559		$ 3,000
Other financial liabilities			535	515
BI Live | Contingent consideration
Disclosure of contingent liabilities in business combination [line items]
Other financial liabilities			397	515
Other financial liabilities			138	0
BI Live | Minimum
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect, contingent liabilities in business combination			710	515
BI Live | Maximum
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect, contingent liabilities in business combination			3,000	3,000
Grupo ASSA
Disclosure of contingent liabilities in business combination [line items]
Other financial liabilities			11,289
Estimated financial effect, contingent liabilities in business combination			11,289
Grupo ASSA | Contingent consideration
Disclosure of contingent liabilities in business combination [line items]
Other financial liabilities			13,343	0
Financial liabilities			11,218
(Loss) gain on remeasurement of contingent consideration			1,202
Other financial liabilities			11,218	0
Xappia
Disclosure of contingent liabilities in business combination [line items]
Other financial liabilities			3,980
Estimated financial effect, contingent liabilities in business combination			3,980
Xappia | Contingent consideration
Disclosure of contingent liabilities in business combination [line items]
Other financial liabilities			2,382	0
Financial liabilities			3,878
Other financial liabilities			4,761	0
Giant Monkey Robot
Disclosure of contingent liabilities in business combination [line items]
Other financial liabilities			4,547
Estimated financial effect, contingent liabilities in business combination			4,547
Giant Monkey Robot | Contingent consideration
Disclosure of contingent liabilities in business combination [line items]
Other financial liabilities			1,924	0
Financial liabilities			4,391
Other financial liabilities			2,467	0
BlueCap
Disclosure of contingent liabilities in business combination [line items]
Other financial liabilities			24,419
Estimated financial effect, contingent liabilities in business combination			24,419
BlueCap | Contingent consideration
Disclosure of contingent liabilities in business combination [line items]
Other financial liabilities			55,593	0
Financial liabilities			22,557
Other financial liabilities			$ 0	$ 0